Amounts Recognized in Other Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain), taxes	$ 21.8	$ 39.2
Prior service (credit) cost, taxes	2.8
Recognized actuarial loss, taxes	(5.9)	(4.4)
Amortization of prior service cost, taxes	(0.3)	(0.3)
Curtailments, taxes	(10.6)
Settlements, taxes	(19.5)
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain), taxes	(0.8)	(0.6)
Recognized actuarial loss, taxes	(0.4)	(0.5)
Amortization of prior service cost, taxes	$ 0.1	$ 0.1